Cash and Cash Equivalents (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Jan. 09, 2019
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 505,053	$ 812,452	$ 661,910
Total cash and cash equivalents in the Statement of Cash Flows	$ 505,053	$ 812,452